COMPANY’S OPERATIONS	12 Months Ended
Dec. 31, 2021
Companys Operations
COMPANY’S OPERATIONS

1.	COMPANY’S OPERATIONS

BRF S.A. (“BRF”) and its subsidiaries (collectively the “Company”) is a publicly traded company, listed on the segment Novo Mercado of Brasil, Bolsa, Balcão (“B3”), under the ticker BRFS3, and listed on the New York Stock Exchange (“NYSE”), under the ticker BRFS. The Company’s registered office is at Rua Jorge Tzachel, nº 475, Bairro Fazenda, Itajaí - Santa Catarina and the main business office is in the city of São Paulo.

BRF is a Brazilian multinational company, with global presence, which owns a comprehensive portfolio of products, and it is one of the world’s largest companies of food products. The Company operates by raising, producing and slaughtering poultry and pork for processing, production and sale of fresh meat, processed products, pasta, margarine, pet food and others.

The Company holds as main brands Sadia, Perdigão, Qualy, Chester®, Kidelli, Perdix, Banvit, Biofresh and Gran Plus, present mainly in Brazil, Turkey and Middle Eastern countries.

1.1.            Equity interest

				% equity interest
Entity		Main activity	Country (1)	12.31.21	12.31.20
BRF GmbH	(n)	Holding	Austria	100.00	100.00
BRF Foods LLC	(g)	Import, industrialization and commercialization of products	Russia	99.99	99.90
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Foods LLC	(h)	Import, industrialization and commercialization of products	Russia	0.01	0.10
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.		Holding	Argentina	4.36	4.36
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.		Holding	Argentina	95.64	95.64
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
Perdigão International Ltd.	(d)	Import and export of products	Cayman Island	-	100.00
ProudFood Lda.		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
One Foods Holdings Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Food Products Factory LLC	(p)	Import, export, industrialization and commercialization of products	UAE	49.00	49.00
Badi Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	100.00	100.00
Joody Al Sharqiya Food Production Factory LLC	(b)	Import and commercialization of products	Saudi Arabia	100.00	-
BRF Kuwait WLL	(c)	Import, commercialization and distribution of products	Kuwait	49.00	75.00
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")	(p)	Import, commercialization and distribution of products	Oman	70.00	70.00
FFQ GmbH	(e)	Industrialization, import and commercialization of products	Austria	-	100.00
TBQ Foods GmbH	(o)	Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik ÜretimLtd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00
Banvit Foods SRL	(f)	Industrialization of grains and animal feed	Romania	-	0.01
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE		Marketing and logistics services	UAE	100.00	100.00
Banvit Foods SRL	(f)	Industrialization of grains and animal feed	Romania	-	99.99
One Foods Malaysia SDN. BHD.		Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC	(p)	Import, commercialization and distribution of products	UAE	49.00	49.00
Federal Foods Qatar	(p)	Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(a)	Import, commercialization and distribution of products	Hong Kong	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	0.01	0.01
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	99.99	99.99
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
Affinity Petcare Brasil Participações Ltda.	(m)	Holding	Brazil	100.00	-
Mogiana Alimentos S.A.		Manufacturing, distribution and sale of Pet Food products	Brazil	50.00	-
Gewinner Participações Ltda.	(j)	Industrialization, distribution and sale of feed and nutrients for animals	Brazil	100.00	-
Hecosul Alimentos Ltda.		Manufacturing and sale of animal feed	Brazil	100.00	-
Hercosul Distribuição Ltda.		Import, export, wholesale and retail sale of food products for animals	Brazil	100.00	-
Hercosul Soluções em Transportes Ltda.		Road freight	Brazil	100.00	-
Hercosul International S.R.L.	(k)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	99.00	-
Paraguassu Participações S.A.	(m)	Holding	Brazil	100.00	-
Mogiana Alimentos S.A.		Manufacturing, distribution and sale of Pet Food products	Brazil	50.00	-
Hercosul International S.R.L.	(k)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	1.00	-
PP-BIO Administração de bem próprio S.A.	(i)	Management of assets	Brazil	-	33.33
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
ProudFood Lda.		Import and commercialization of products	Angola	10.00	10.00
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	99.99	99.99
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10
Sadia Chile S.A.		Import, export and commercialization of products	Chile	60.00	60.00
Sadia International Ltd.	(l)	Import and commercialization of products	Cayman Island	-	100.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	100.00	100.00
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	0.01	0.01
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	0.01	0.01
(1)	UAE – United Arab Emirates.
(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	On January 18, 2021, 100% of the capital stock of Joody Al Sharqiya Food Production Factory LLC was acquired (note 1.2.1).
(c)	On March 9, 2021, the minority stake on BRF AFC was acquired (note 1.1.1) and on December 27, 2021 its name was changed to BRF Kuwait WLL and the participation reduced to 49%. The Company has a shareholders’ agreement that ensures full economic rights on this entity.
(d)	On March 24, 2021, the subsidiary Perdigão International Ltd. was dissolved.
(e)	On March 30, 2021, the subsidiary FFQ GmbH was dissolved.
(f)	On May 4, 2021 the sale of shares held in Banvit Foods SRL was concluded (note 1.1.2).
(g)	On May 31, 2021, BRF GmbH purchased additional 0.09% interest in BRF Food LLC from BRF Global GmbH.
(h)	On May 31, 2021, BRF Global GmbH sold 0.09% interest in BRF Food LLC to BRF GmbH.
(i)	On July 30, 2021, BRF S.A. sold all the shares held in PP-BIO Administração de bem próprio S.A.
(j)	On August 02, 2021, BRF Pet S.A. acquired 100% of the capital stock of Gewinner Participações Ltda. (note 1.2.2).
(k)	On August 02, 2021, BRF S.A. and BRF Pet S.A. acquired interest in Hercosul International S.R.L. (note 1.2.2).
(l)	On August 19, 2021, the subsidiary Sadia International Ltd. was dissolved.
(m)	On September 01, 2021, BRF Pet S.A. acquired 100% of the capital stock of Affinity Petcare Brasil Participações Ltda. and Paraguassu Participações S.A. (note 1.2.3).
(n)	On October 21, 2021 the merger of BRF Austria GmbH into BRF GmbH was approved retroactively to January 01, 2021, as permitted by the Austrian law. The entities previously presented as investees of BRF Austria GmbH are currently presented as BRF GmbH’s investees.
(o)	On December 13, 2021, the put option held by minority shareholders was terminated (note 1.1.3).
(p)	For these entities, the Company has agreements that ensure full economic rights, except for AKF, in which the economic rights are of 99%.

Except for the associate PR-SAD, in which the Company recognizes the investments by the equity method, all other entities presented in the table above were consolidated.

1.1.1.	Acquisition of minority shareholding in BRF Kuwait WLL

On March 9, 2021 the Company, through its wholly-owned subsidiary One Foods Holdings Ltd. (“One Foods”) acquired from Al Yasra Food Company W.L.L their minority stake of 25% of BRF Kuwait WLL (previously named BRF Al Yasra Food K.S.C.C. or BRF AFC), entity located in Kuwait, responsible for the distribution of BRF products in the country.

The transaction was concluded for the amount equivalent to R$238,421 (USD40,828) and from this date, BRF Kuwait WLL became a wholly-owned subsidiary of One Foods. The amount paid is presented in the financing activities on the statement of cash flows and the difference between the amount paid and the book value of the participation acquired was recorded in Equity as Other Equity Transactions, in the amount of R$79,673.

1.1.2.	Sale of the shares held in Banvit Foods SRL

On May 4, 2021, Nutrinvestment BV and Banvit Bandirma Vitaminli, indirectly controlled subsidiaries of the Company, concluded the sale to Aaylex System Group S.A. of 100% of the shares held in Banvit Foods SRL, engaged in the activities of manufacture of animal feed and egg hatchery in Romania. The sale amount, received on that date, was equivalent to R$132,425 (EUR 20,300). In June, the parties established a price adjustment due to net debt and working capital, in the amount equivalent to R$13,059 (EUR2,157). In the year ended December 31, 2021, the Company recognized in the statement of income (loss) a gain with the sale of R$76,148, recorded under Other operating income (loss), net.

1.1.3.	Amendment to the shareholders’ agreement of TBQ Foods GmbH

On December 13, 2021, the Company, through its wholly-owned indirect subsidiaries BRF Foods GmbH and One Foods Holdings Ltd. has executed an amendment to the shareholders’ agreement with Qatar Holding LLC, a wholly-owned subsidiary of the Qatar Investment Authority (“QIA”). The amendment provides for new terms and conditions to the partnership between BRF and QIA in TBQ Foods GmbH (“TBQ”), a holding company held 60% by BRF and 40% by QIA, which holds 91.71% of the shares issued by Banvit Bandırma Vitaminli Yem Sanayi Anonim Şirketi (“Banvit”).

In the Amendment, BRF and QIA have agreed on the termination of the put option available to QIA under the original shareholders’ agreement. From 2023, QIA will have further alternatives to liquidate its investment in Banvit and BRF’s financial liability towards QIA has been terminated.

On this date, the financial liability related to the put option held by QIA, in the amount of R$315,319, was derecognized with the corresponding increase in the non-controlling interests in consolidated Equity, in the amount of R$294,661. The difference between the liability and the book value of the non-controlling interest on December 13, 2021, in the amount of R$20,658, was recognized under Other Equity Transactions, increasing the Equity attributable to controlling shareholders.

1.2.            Business combinations

1.2.1.	Joody Al Sharqiya Food Production Factory

On January 18, 2021, through its wholly-owned subsidiary Badi Limited ("Badi"), the Company concluded the acquisition of 100% of the capital stock of Joody Al Sharqiya Food Production Factory ("Joody Al"), a food processing company in Saudi Arabia. The fair value of the consideration transferred was equivalent to R$40,720 (SAR29,195) paid in cash and, from this date, Joody Al has become a wholly-owned subsidiary of Badi.

The goodwill of R$11,476 arising from the business combination consists mainly of the synergies expected with the combination of the operations of BRF and Joody Al, strengthening the Company’s presence in the Saudi Arabian market. The results and the goodwill from this business combination are presented in the International segment (note 24).

The fair value of the acquired assets and assumed liabilities in the business combination is presented below:

Fair value at the acquisition date
Assets
Cash and cash equivalents	408
Inventories	832
Property, plant and equipment	30,128
Other current and non-current assets	232
31,600
Liabilities
Trade accounts payable	1,420
Taxes payable	550
Employee benefits	286
Other current and non-current liabilities	100
2,356

Net assets acquired	29,244

Fair value of consideration transferred	40,720

Goodwill	11,476

1.2.2.	Hercosul Group

On August 2, 2021 the Company concluded the acquisition of 100% of the capital stock of the companies that compose the Hercosul Group, after with the fulfillment of the conditions precedent. From this date, BRF Pet S.A. (“BRF Pet”) became owner of 100% of Gewinner Participações Ltda. and 99% of Hercosul International S.R.L. (“Hercosul International”) and BRF S.A. became owner of 1% of Hercosul International.

The fair value of the assets acquired and liabilities assumed in the business combination with Hercosul Group is presented below:

	Fair value at the acquisition date
	Gewinner Participações Consolidated	Hercosul International
Assets
Cash and cash equivalents	17,743	4,402
Trade and other receivables	40,767	8,413
Inventories	36,826	10,049
Recoverable taxes	15,385	3,643
Property, plant and equipment	70,796	72,035
Intangible assets	393,308	3,656
Other current and non-current assets	28,794	2,805
	603,619	105,003
Liabilities
Social and Labor Obligations	6,445	200
Trade accounts payable	66,597	8,582
Taxes payable	14,879	200
Loans and borrowings	65,892	30,268
Provision for tax, civil and labor risks (1)	5,949	-
Lease liability	3,961	614
Deferred income taxes	1,703	-
Other current and non-current liabilities	8,130	20,478
	173,556	60,342

Net assets acquired	430,063	44,661

Fair value of consideration transferred	743,156	69,765

Goodwill	313,093	25,104

(1)	Includes R$5,038 related to contingent liabilities recognized in the business combination.

The fair value of the consideration transferred was of R$812,921, of which R$675,355 was paid in cash, R$119,180 will be paid in the next 4 years and R$18,386 refers to contingent consideration. The amount payable is subject to interest and was recorded as Other liabilities, with subsequent changes recorded as Financial expenses.

According to conditions established in the acquisition contract, which are common to transactions of this nature, the amount of the consideration may be adjusted based on the net debt and working capital of the Hercosul Group, for which the Company has used its best estimate at the disclosure date of these consolidated financial statements. There is no maximum amount defined for the price adjustment.

The recognized contingent consideration is linked to the gain, by the acquired entities, in administrative and legal proceedings existing on the acquisition date. In order to determine the fair value, the prognosis of the attorneys representing each case was considered, in addition to the business aspects determined in the acquisition contract. The payment of the contingent consideration will be made as the legal proceedings are terminated favorably to the Hercosul Group and it uses its economic benefits.

It is worth noting that these processes will be registered within the Hercosul Group when they meet the criteria for asset recognition.

The measurement of assets acquired and liabilities assumed was completed up to the date of disclosure of these consolidated financial statements and the main assets and liabilities identified that received fair value allocations in the business combination were: property, plant and equipment, inventories, customer relationship, trademarks and contingent liabilities.

The contingent liability recognized at the amount of R$5,038, is related to legal proceedings classified as present obligations and for which the fair value was measured reliably, based on premises that include the metrics agreed in the share purchase agreement.

The goodwill consists mainly of the value of the synergies expected from the combination of the operations of BRF Pet, Mogiana Group (defined in the note 1.2.3) and Hercosul Group, reinforcing BRF's presence in the pet food sector. The results, intangible assets with indefinite useful life and goodwill arising from this business combination are presented in Other segments (note 24). The Company expects that the goodwill recorded will be deductible for tax purposes.

The Company incurred in expenses with advisors, lawyers and other related to the acquisition and integration of Hercosul Group in the amount of R$19,861 for the year ended December 31, 2021, which were recognized under Administrative expenses.

This business combination contributed net revenue of R$133,280 and net income of R$2,465 from the acquisition date to December 31, 2021 in the consolidated statement of income. If the business combination had taken place at the beginning of the year ended December 31, 2021, the consolidated net revenues for this year would have increased by R$198,168 and the consolidated income for the year would have increased by R$36,258.

1.2.3.	Mogiana Group

On September 1, 2021, the Company, through its wholly-owned subsidiary BRF Pet concluded the acquisition of Paraguassu Participações S.A. ("Paraguassu") and Affinity Petcare Brasil Participações Ltda. ("Affinity"), both owner of 100% of the capital stock of Mogiana Alimentos S.A. (together form the “Mogiana Group”), after fulfillment of all conditions precedent. Therefore, from this date, Paraguassu and Affinity became wholly-owned subsidiaries of BRF Pet.

The fair value of the assets acquired and liabilities assumed in the business combination with Hercosul Group is presented below:

Mogiana Group Combined	Fair value at the acquisition date
Assets
Cash and cash equivalents	938
Marketable securities	29,824
Trade and other receivables	59,758
Inventories	54,517
Recoverable taxes	27,748
Property, plant and equipment	139,042
Intangible assets	206,553
Other current and non-current assets	5,486
523,866
Liabilities
Trade accounts payable	55,919
Loans and borrowings	22,688
Lease liability	10,168
Taxes payable	11,487
Payroll, related charges and employee profit sharing	6,296
Provision for tax, civil and labor risks (1)	34,976
Employee benefits	2,081
Deferred income taxes	815
Other current and non-current liabilities	16,932
161,362

Net assets acquired	362,504

Fair value of consideration transferred	481,435

Goodwill	118,931
(1)	Includes R$28,853 related to contingent liabilities recognized in the business combination.

The fair value of the consideration transferred was of R$481,435 of which R$290,225 was paid in cash, R$145,548 will be paid in the next 6 years and R$45,662 refers to contingent consideration. The amount payable is subject to interest and was recorded as Other liabilities, with subsequent changes recorded as Financial expenses. In addition, from the term value, R$60,000 will be deposited in an escrow account (restricted cash) after the first anniversary of the acquisition, as a guarantee for BRF Pet in case of eventual indemnities provided for in the acquisition contract.

According to conditions established in the acquisition contract, which are common to transactions of this nature, the amount of the consideration may be adjusted based on the net debt and working capital of Mogiana Alimentos S.A. and for which the Company has used its best estimate at the disclosure date of these consolidated financial statements. There is no maximum amount defined for the price adjustment.

The recognized contingent consideration is linked to the gain, by the acquired entities, in administrative and legal proceedings existing on the acquisition date. In order to determine the fair value, the prognosis of the attorneys representing each case was considered, in addition to the business aspects determined in the purchase and sale agreement. The payment of the contingent consideration will be made as the legal proceedings are won by the Mogiana Group and it uses its economic benefits. In the year ended December 31, 2021, R$2,830 were paid in relation to the contingent consideration.

It is worth noting that these processes will be registered within the Mogiana Group when they meet the criteria for asset recognition.

The measurement of assets acquired and liabilities assumed was completed up to the date of disclosure of these consolidated financial statements and the main assets and liabilities identified that received fair value allocation in the business combination were: property, plant and equipment, inventories, customer relationship, trademarks, contingent liabilities and taxes payable (recognized under Other Non-current Liabilities).

The contingent liability recognized at the amount of R$28,853, is related to legal proceedings classified as present obligations and for which the fair value was measured reliably, based on premises that include the metrics agreed in the share purchase agreement.

The goodwill consists mainly of the value of the synergies expected from the combination of the operations of BRF Pet, Mogiana Group and Hercosul Group, reinforcing BRF's presence in the pet food sector. The results, intangible assets with indefinite useful life and goodwill arising from this business combination are presented in Other segments (note 24). The Company expects that the goodwill recorded will be deductible for tax purposes.

The Company incurred in expenses with advisors, lawyers and other related to the acquisition and integration of Mogiana in the amount of R$9,526 for the year ended December 31, 2021, which were recognized under Administrative expenses.

This business combination contributed net revenue of R$173,909 and net income of R$12,873 from the acquisition date to December 31, 2021 in the consolidated statement of income. If the business combination had taken place at the beginning of year ended December 31, 2021, the consolidated net revenues for this period would have increased by R$329,418 and the consolidated net income for the year would be increased by R$27,955.

1.2.4.	Effects of the business combinations as though the acquisition date had been as of the beginning of the year

If the business combinations had occurred at the beginning of the year ended December 31, 2021, the consolidated net sales for the year would be R$48,870,891 and the consolidated net profit for the year would be R$429,081.

1.3.	Discontinued Operations

In the year ended December 31, 2021, the Company completed the price adjustment processes related to sale of Campo Austral S.A. and Avex S.A. The referred price adjustments totaled an expense of R$59,270 (R$47,802 net of taxes) and are presented in Net Loss from Discontinued Operations, consistently with the practice adopted in the sale of the operations in 2019.

On December 21, 2021, the Company entered into an agreement with Marfrig Global Foods S.A. (“Marfrig”) and MFG Holding S.A.U. in order to settle indemnities related to the sale of the previously controlled entity Quickfood S.A. to Marfrig, concluded on January 2, 2019. This transaction resulted in an expense of R$48,768 (R$32,128 net of income taxes), which is presented under Net Loss from Discontinued Operations, consistently with the practice adopted in the sale of operations in 2019.

1.4.	Partnership – self-generation of energy

1.4.1.	Partnership with AES

On August 16, 2021, the Company executed an investment agreement with a subsidiary of AES Brasil Energia S.A. to incorporate a joint venture for the construction of a wind energy park for self-generation in the wind farm complex of Cajuína, Rio Grande do Norte, with an installed capacity of 160MWm (average Megawatt), generating 80MWm to be supplied to the Company by means of a 15-year power purchase agreement.

The partnership was closed on March 14, 2022 and the operation of the park is scheduled to begin by 2024.

1.4.2.	Partnership with PontoOn

On September 16, 2021, the Company together with Intrepid Participações S.A. (“Intrepid”) entered into a 15-year renewable energy power purchase agreement together with a call option agreement, which provides for the entry of BRF, through a holding company jointly held with Intrepid, aiming the construction of a sun energy self-generation plant in Mauriti and Milagres, Ceará, with an installed capacity of 320MWp (Megawatt-peak) generating, on average, 80MWm.

The call option agreement provides BRF with the right to acquire participation in Intrepid for a fixed price. Should BRF exercise the option, the Company will directly invest the approximate amount of R$50 million, to be disbursed during the Project’s development. The operation of the complex is scheduled to begin by 2024.

1.5.	Investigations involving BRF

The Company has been subject to two investigations conducted by Brazilian governmental entities, denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018. The Company’s Audit and Integrity Committee conducted independent investigations, along with the Independent Investigation Committee, composed of external members and with external legal advisors in Brazil and abroad with respect to the allegations involving BRF employees and former employees.

The main impacts observed as result of the referred investigations were recorded in Other Operating Expenses in the amount of R$9,003 for the year ended December 31, 2021 (R$28,004 for the year ended December 31, 2020) mostly related to expenditures with lawyers, legal advisors and consultants.

In addition to the impacts already recorded, there are uncertainties about the outcome of these investigations which may result in penalties, fines and normative sanctions, right restrictions and other forms of liabilities, for which the Company is not able to make a reliable estimate of the potential losses. The outcomes may result in payments of substantial amounts, which may cause a material adverse effect on the Company’s financial position, results and cash flows in the future.

Regarding the investigations conducted by regulators offices and governmental entities in the United States of America about these operations, on February 25, 2021, the Division of Enforcement of the U.S. Securities and Exchange Commission (“SEC”) issued a letter to the Company stating that it has concluded its investigation and, based on information to date, does not intend to recommend an enforcement action by the SEC against the Company. On May 5, 2021, the U.S. Department of Justice (“DOJ”) issued a letter stating that it has closed its investigation against BRF, based on information to date. No sanctions or penalties were imposed against the Company.

1.6.	Coronavirus (COVID-19)

On January 31, 2020 the World Health Organization announced that the COVID-19 is a global health emergency and on March 11, 2020 declared it a global pandemic. The outbreak has triggered significant decisions from governments and private sector entities, which in addition to the potential impact, increased the uncertainty level for the economic agents and may cause effects in the amounts recognized in the consolidated financial statements.

BRF continues to operate its industrial complexes, distribution centers, logistics, supply chain and administrative offices, even if temporarily and partially under remote work regime in some of the corporate offices. Therefore, until the date of approval of these consolidated financial statements, there has been no relevant change in its production plan, operation and/or commercialization. Additionally, management has developed and implemented contingency plans to maintain the operations and monitors the effects of the pandemic through a permanent multidisciplinary monitoring committee, formed by executives, specialists in the public health area and consultants.

Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the consolidated statement of income (loss) within the following line items:

	12.31.21	12.31.20
Cost of sales (1)	(185,994)	(356,960)
Selling expenses	(18,234)	(56,307)
General and administrative expenses	(84,623)	(86,032)
	(288,851)	(499,299)
(1)	In the year ended December 31, 2020, includes non-incremental expenditures related do idleness in the amount of R$55,926.

As described in note 13.1 no impairment was recognized to the cash generating units. Due to the high volatility and uncertainty around the length and the impact of the pandemic, the Company will continue to monitor the situation and evaluate the impacts on assumptions and estimates used in preparing our financial reporting.

1.7.	U.S. Class Action

On March 12, 2018, a shareholder class action lawsuit was filed against the Company, some of its former managers and one current officer before the United States Federal District Court in the city of New York, on behalf of holders of American Depositary Receipts (“ADR”) between April 4, 2013 and March 5, 2018. The suit alleged violations of the federal securities laws of the United States related to allegations concerning, among other matters, Carne Fraca Operation and Trapaça Operation. On July 2, 2018, that Court appointed the City of Birmingham Retirement and Relief System lead plaintiff in the action. On October 25, 2019, the Court granted to the lead plaintiff leave to file a Fourth Amended Complaint, which was filed on November 8, 2019. On December 13, 2019, the served defendants, including the Company, filed a motion to dismiss. On January 21, 2020, the Lead Plaintiff filed its opposition motion and, on February 11, 2020, the defendants filed a response.

On March 27, 2020, the parties reached an agreement to settle this class action by the payment of an amount equivalent to R$204,436 (USD40,000), to resolve all pending and prospective claims by individuals or entities which purchased or otherwise acquired BRF’s ADRs between April 4, 2013 and March 5, 2018. Since this event evidenced an existing condition as of December 31, 2019, the settlement was reflected in Other Operating Expenses (note 26), with a corresponding increase in deferred income tax of R$69,508 (note 10) in the year ended on December 31, 2019.

On May 27, 2020, the amount was transferred to an escrow account in the name of the lawyers of the lead plaintiff. On October 23, 2020, the agreement was approved by the United States District Court for the Southern District of New York. The agreement does not constitute any admission of liability or wrongdoing by BRF or its executives and expressly provides that BRF denies any misconduct or that any plaintiff has suffered any damages or was harmed by any conduct alleged in this action.

The Company is subject to the reporting requirements established by the Brazilian Corporation Law and the regulations of the Securities and Exchange Commission of Brazil (Comissão de Valores Mobiliários, or “CVM”). The liability of this class action lawsuit was not recognized in the financial statements filed with the CVM for the year ended on December 31, 2019, which were filed on March 3, 2020. Therefore, the class action lawsuit was recognized in the financial statements filed with the CVM for the year ended on December 31, 2020. The main differences between these consolidated financial statements and those filed with the CVM, resulting from this event, are disclosed below.

	As filed with the CVM		Adjustment for class action settlement		As filed with the SEC		Corresponding notes
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.21
Statement of income (loss)
Other operating income (expenses), net	(254,178)	428,820	204,436	(204,436)	(49,742)	224,384	24 and 26
Income taxes	242,271	125,887	(69,508)	69,508	172,763	195,395	10
Net income from continuing operations	1,390,069	1,213,261	134,928	(134,928)	1,524,997	1,078,333	22

Statement of Financial Position
Other current liabilities	814,638	512,591	-	204,436	814,638	717,027	-
Deferred income taxes	2,109,064	1,845,862	-	69,508	2,109,064	1,915,370	-
Accumulated losses	(2,594,028)	(3,996,985)	-	(134,928)	(2,594,028)	(4,131,913)	-
Total assets and total liabilities and equity	49,664,906	41,700,631	-	69,508	49,664,906	41,770,139	-